Condensed Financial Information of the Parent Company - Condensed Statements of Cash Flows (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Net cash generated from/(used in) operating activities	¥ 1,625,896	$ 234,178	¥ 1,461,841	¥ 1,023,743
Net cash used in investing activities	(514,906)	(74,163)	(407,657)	(1,759,517)
Net cash generated from financing activities	27,920	4,021	30,200	647,396
Effect of exchange rate changes on cash and cash equivalents	2,354	340	13,847	4,181
Net (decrease)/increase in cash and cash equivalents	1,141,264	164,376	1,098,231	(84,197)
Cash and cash equivalents at beginning of year	2,152,647	310,046	1,054,416	1,138,613
Cash and cash equivalents at end of year	3,293,911	474,422	2,152,647	1,054,416
Parent Company [Member]
Net cash generated from/(used in) operating activities	(23,846)	(3,435)	(2,017)	(8,908)
Net cash used in investing activities	(86,743)	(12,494)	(132,976)	(796,209)
Net cash generated from financing activities	25,420	3,661	30,200	404,754
Effect of exchange rate changes on cash and cash equivalents	5,864	845	7,569	3,727
Net (decrease)/increase in cash and cash equivalents	(79,305)	(11,423)	(97,224)	(396,636)
Cash and cash equivalents at beginning of year	136,810	19,705	234,034	630,670
Cash and cash equivalents at end of year	¥ 57,505	$ 8,282	¥ 136,810	¥ 234,034